Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Pay Versus Performance
Pay Versus Performance Disclosure.
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Act, we provide the following disclosure regarding executive “compensation actually paid” (“CAP”), as calculated in accordance with the SEC rules and certain performance measures for the fiscal years listed below. For information regarding Banner’s pay-for-performance
philosophy and how Banner aligns executive pay with performance, refer to the “Compensation Discussion and Analysis” (“CD&A”) above.

Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for non-PEO NEOs (1)	Average Compensation Actually Paid to non-PEO NEOs (3)	Value of Initial Fixed $100 Investment based on (4):		Net Income ($000)	Company- selected Measure: ROATCE (5)
					Total Shareholder Return (TSR)	KRX Index Total Shareholder Return (TSR)
2022	$3,123,768	$3,296,615	$1,197,095	$1,113,315	$125.86	$116.15	$195,378	17.47%
2021	$2,618,969	$3,388,567	$868,651	$976,064	$117.43	$124.78	$201,048	16.26%
2020	$2,665,471	$2,635,857	$881,251	$853,575	$87.46	$91.32	$115,928	9.95%
(1)	The principal executive officer (“PEO”) for all three years was Mark J. Grescovich. The non-PEO named executive officers (non-PEO NEOs) were as follows:

2022: Peter J. Conner, Cynthia D. Purcell, James M. Costa, M. Kirk Quillin
2021: Peter J. Conner, Cynthia D. Purcell, M. Kirk Quillin, James P. G. McLean, Judith A. Steiner
2020: Peter J. Conner, Cynthia D. Purcell, Judith A. Steiner, Keith A. Western, Richard B. Barton

(2) Adjustments from Summary Compensation Table total for PEO	2022	2021	2020

Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	—	—	—

Increase for service cost of pension plans	—	—	—

Increase/deduction for prior service cost of pension plans	—	—	—

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(1,079,464)	(987,469)	(1,031,802)

Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	1,156,876	1,099,765	1,446,852

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	97,387	543,333	(240,000)

Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—	—	—

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(1,953)	113,969	(204,665)

Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—

Increase based on dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	—	—	—

Increase based on incremental value of awards modified during year	—	—	—

Total Adjustments	172,846	769,598	(29,614)

(3) Adjustments from Average Summary Compensation Table total for non-PEO NEOs	2022	2021	2020

Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	(125,807)	(20,935)	(35,555)

Increase for service cost of pension plans	—	—	—

Increase/deduction for prior service cost of pension plans	—	—	—

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(294,222)	(237,932)	(228,334)

Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	315,716	263,793	381,106

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	18,853	124,174	(60,270)

Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—	—	—

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	1,680	28,426	(51,066)

Deduction of fair value of awards granted prior to year that were forfeited during year	—	(50,112)	(33,558)

Increase based on dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	—	—	—

Increase based on incremental value of awards modified during year	—	—	—

Total Adjustments	(83,780)	107,413	(27,677)
(4)	Total shareholder return (“TSR”) assumes $100 invested in Banner common stock and the KBW Regional Bank Index on December 31, 2019 with all dividends reinvested.
(5)
We determined the return on average tangible common equity (“ROATCE”) to be the most important financial performance measure not otherwise disclosed in the table, that is used to link compensation actually paid to our NEOs to company
performance, for the most recently completed fiscal year. ROATCE defined as net income prior to amortization of intangibles and goodwill (tax-adjusted), divided by average tangible common equity.

Company Selected Measure Name	ROATCE
Named Executive Officers, Footnote [Text Block]
2022: Peter J. Conner, Cynthia D. Purcell, James M. Costa, M. Kirk Quillin
2021: Peter J. Conner, Cynthia D. Purcell, M. Kirk Quillin, James P. G. McLean, Judith A. Steiner
2020: Peter J. Conner, Cynthia D. Purcell, Judith A. Steiner, Keith A. Western, Richard B. Barton

Peer Group Issuers, Footnote [Text Block]	Total shareholder return (“TSR”) assumes $100 invested in Banner common stock and the KBW Regional Bank Index on December 31, 2019 with all dividends reinvested.
PEO Total Compensation Amount	$ 3,123,768	$ 2,618,969	$ 2,665,471
PEO Actually Paid Compensation Amount	$ 3,296,615	3,388,567	2,635,857
Adjustment To PEO Compensation, Footnote [Text Block]

(2) Adjustments from Summary Compensation Table total for PEO	2022	2021	2020

Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	—	—	—

Increase for service cost of pension plans	—	—	—

Increase/deduction for prior service cost of pension plans	—	—	—

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(1,079,464)	(987,469)	(1,031,802)

Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	1,156,876	1,099,765	1,446,852

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	97,387	543,333	(240,000)

Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—	—	—

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	(1,953)	113,969	(204,665)

Deduction of fair value of awards granted prior to year that were forfeited during year	—	—	—

Increase based on dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	—	—	—

Increase based on incremental value of awards modified during year	—	—	—

Total Adjustments	172,846	769,598	(29,614)

Non-PEO NEO Average Total Compensation Amount	$ 1,197,095	868,651	881,251
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,113,315	976,064	853,575
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

(3) Adjustments from Average Summary Compensation Table total for non-PEO NEOs	2022	2021	2020

Deduction for change in actuarial present values reported under the “Change in Pension Value and Non-qualified Deferred Compensation Earnings” column in the Summary Compensation Table	(125,807)	(20,935)	(35,555)

Increase for service cost of pension plans	—	—	—

Increase/deduction for prior service cost of pension plans	—	—	—

Deduction for amounts reported under the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table	(294,222)	(237,932)	(228,334)

Increase based on fair value of awards granted during year that remain unvested as of year-end, determined as of year-end	315,716	263,793	381,106

Increase/deduction for change in fair value from prior year-end to current year-end of awards granted in prior years that were outstanding and unvested as of year-end	18,853	124,174	(60,270)

Increase based on fair value of awards granted during year that vested during year, determined as of vesting date	—	—	—

Increase/deduction for change in fair value from prior year-end to vesting date of awards granted in prior years that vested during year	1,680	28,426	(51,066)

Deduction of fair value of awards granted prior to year that were forfeited during year	—	(50,112)	(33,558)

Increase based on dividends or other earnings paid during year prior to vesting date of award that are not otherwise included in total compensation	—	—	—

Increase based on incremental value of awards modified during year	—	—	—

Total Adjustments	(83,780)	107,413	(27,677)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Compensation Actually Paid vs. Net Income [Text Block]
Compensation Actually Paid vs. Company Selected Measure [Text Block]
Total Shareholder Return Vs Peer Group [Text Block]
Tabular List [Table Text Block]
Tabular List of Financial Performance Measures
The following provides a list that reflects the measures
we
believe to be the most important financial performance measures used to link NEO compensation to company performance. For more information, see “Executive Compensation – Compensation Discussion and Analysis.” Although in practice we do not use any performance measures to link “compensation actually paid” (as calculated herein) to company performance, we are providing this list in accordance with Item 402(v) of Regulation S-K to provide information on performance measures used by the Compensation and Human Capital Committee to determine NEO compensation for the most recently completed fiscal year, as more fully described in “Executive Compensation – Compensation Discussion and Analysis.”

•	Return on Average Tangible Common Equity (“ROATCE,” the “Company Selected Measure”);

•	Pretax Pre-provision ROA;

•	Efficiency Ratio; and

•	Total Operating Revenue.

Total Shareholder Return Amount	$ 125.86	117.43	87.46
Peer Group Total Shareholder Return Amount	116.15	124.78	91.32
Net Income (Loss)	$ 195,378,000	$ 201,048,000	$ 115,928,000
Company Selected Measure Amount	0.1747	0.1626	0.0995
PEO Name	Mark J. Grescovich
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Return on Average Tangible Common Equity (“ROATCE,” the “Company Selected Measure”);
Non-GAAP Measure Description [Text Block]	We determined the return on average tangible common equity (“ROATCE”) to be the most important financial performance measure not otherwise disclosed in the table, that is used to link compensation actually paid to our NEOs to company
	performance, for the most recently completed fiscal year. ROATCE defined as net income prior to amortization of intangibles and goodwill (tax-adjusted), divided by average tangible common equity.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Pretax Pre-provision ROA
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Efficiency Ratio
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Total Operating Revenue
PEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 172,846	$ 769,598	$ (29,614)
PEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase For Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase/Deduction For Prior Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Deduction For Amounts Reported Under The Stock Award And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,079,464)	(987,469)	(1,031,802)
PEO [Member] | Increase Based On Fair Value Of Awards Granted During Year That Remain Unvested As Of YearEnd, Determined As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,156,876	1,099,765	1,446,852
PEO [Member] | Increase Based On Fair Value Of Awards Granted During Year That Vested During Year, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase/Deduction For Change In Fair Value From Prior YearEnd To Current YearEnd Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	97,387	543,333	(240,000)
PEO [Member] | Increase/Deduction For Change In Fair Value From Prior YearEnd To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,953)	113,969	(204,665)
PEO [Member] | Deduction Of Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based On Incremental Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(83,780)	107,413	(27,677)
Non-PEO NEO [Member] | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(125,807)	(20,935)	(35,555)
Non-PEO NEO [Member] | Increase For Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase/Deduction For Prior Service Cost Of Pension Plans [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Deduction For Amounts Reported Under The Stock Award And Option Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(294,222)	(237,932)	(228,334)
Non-PEO NEO [Member] | Increase Based On Fair Value Of Awards Granted During Year That Remain Unvested As Of YearEnd, Determined As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	315,716	263,793	381,106
Non-PEO NEO [Member] | Increase Based On Fair Value Of Awards Granted During Year That Vested During Year, Determined As Of Vesting Date [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase/Deduction For Change In Fair Value From Prior YearEnd To Current YearEnd Of Awards Granted Prior To Year That Were Outstanding And Unvested As Of YearEnd [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	18,853	124,174	(60,270)
Non-PEO NEO [Member] | Increase/Deduction For Change In Fair Value From Prior YearEnd To Vesting Date Of Awards Granted Prior To Year That Vested During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,680	28,426	(51,066)
Non-PEO NEO [Member] | Deduction Of Fair Value Of Awards Granted Prior To Year That Were Forfeited During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	(50,112)	(33,558)
Non-PEO NEO [Member] | Increase Based On Incremental Value Of Awards Modified During Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Increase Based On Dividends Or Other Earnings Paid During Year Prior To Vesting Date Of Award [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0